Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In February 2026, the Company renewed the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2027. Each loan is repayable in five months.

For the period from January 1, 2026 through the date of this report, the Company repaid borrowings of $11.0 million to VSUN USA. As of the date of this report, the Company has fully repaid the borrowings due to VSUN USA.